GENERAL	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
GENERAL

NOTE 2 – GENERAL

Blue Sphere Corporation (the “Company”), together with its direct and indirect wholly-owned subsidiaries, Eastern Sphere Ltd. (“Eastern”), BinoSphere LLC (“Binosphere”), Bluesphere Pavia S.r.l (“Bluesphere Pavia”), Bluesphere Italy S.r.l., and Blue Sphere Brabant B.V. (“BSB”), is focused on project integration in the clean energy production and waste to energy markets. The Company was incorporated in the state of Nevada on July 17, 2007 and was originally in the business of developing and promoting automotive internet sites. On February 17, 2010, the Company conducted a reverse merger, name change and forward split of its common stock, and in March 2010 current management took over operations, at which point the Company changed its business focus to become a project integrator in the clean energy production and waste to energy markets. On May 12, 2015, the Company formed Bluesphere Pavia, a subsidiary of Eastern, in order to acquire certain biogas plants located in Italy (see note 5 below). On September 19, 2016, the Company formed BSB in order to commence operations in the Netherlands. On January 31, 2017, the Company dissolved Johnstonsphere LLC, which had no operations since inception. On April 30, 2017, the Company dissolved Sustainable Energy Ltd. On January 31, 2017, the Company dissolved Johnstonsphere LLC, and on April 30, 2017, the Company dissolved Sustainable Energy Ltd., neither of which had any operations.

Change in Operator in Italy and Transfer of North Carolina and Rhode Island Project Agreements

On July 18, 2017, the Company terminated its four Plant EBITDA Guarantee Agreements dated December 15, 2015 (collectively, the “Plant EBITDA Agreements”) with Austep S.p.A. an Italian corporation (“Austep”), the Company’s former operator in Italy that operated, maintained, and supervised the Company’s four facilities in Italy (the “SPV Facilities”) owned by the Company through its indirect, wholly-owned subsidiaries,Agricerere S.r.l., Agrielektra S.r.l., Agrisorse S.r.l. and Gefa S.r.l (each, an “SPV” and collectively, the “SPVs”). Also as fully described herein, we understand that the agreements relating to the development and operation of our facilities in North Carolina and Rhode Island will be transferred by Austep to its affiliated entity, Andion Italy S.r.l. (“Andion”). Presently, the agreements are validly in force and the parties continue to develop, operate, maintain, and supervise the facilities in North Carolina and Rhode Island.

Austep’s Liquidation/Restructuring

From the Official Records of the Companies’ Register (the “Official Records”), the Company learned that on June 20, 2017, Austep was put in voluntary liquidation by shareholders’ resolution pursuant to Article 2484 of the Italian Civil Code. Furthermore, the Official Records show that on June 30, 2017, Austep filed a petition in the Bankruptcy Court of Milan (the “Milan Court”) for a creditors’ settlement procedure pursuant to Article 161, paragraph 6 of the Italian Bankruptcy Law, seeking permission to submit a restructuring plan to the court contemplating a partial continuity of its operations, which will then need to be approved by a majority of Austep’s creditors and by the court.

According to the Official Records, on June 29, 2017, Austep entered into a Business Unit Lease Agreement (“BULA”) with Andion, with the intent of assuring the regular operation of certain operations and agreements by Andion. Andion is wholly owned by Arcus Holdings Sa, a Luxembourg entity owned by White Cloud Capital II SCSp, which controls Austep Holdings S.p.A. Austep Holdings S.p.A. wholly-owns Austep and Austep USA, and Austep USA wholly-owns Auspark LLC and Austep Rhode Island LLC. Andion is not subject to the liquidation/restructuring of Austep. The BULA provides for, among other things, the transfer of Austep’s entire United States operations and, accordingly, the agreements relating to the delivery and operation of our North Carolina and Rhode Island facilities. The term of the BULA is three (3) months from the effective date of the BULA, and will automatically renew if not terminated by one of the parties with at least thirty (30) days’ written notice. The BULA will become effective upon execution by all parties, and is subject to finalization of negotiations with unions regarding all employees who will not be transferred with the BULA. Presently, the agreements relating to the delivery and operation of our North Carolina and Rhode Island facilities are validly in force, and the parties continue to develop, operate, maintain, and supervise the North Carolina and Rhode Island facilities in accordance with the terms of such agreements. If and when the BULA becomes effective, we anticipate that Andion will continue to operate, maintain, and supervise the North Carolina and Rhode Island facilities for the foreseeable future.

On July 12, 2017, Austep personnel shut down the engines at all of the SPV Facilities, and exited all four sites. The Company immediately notified Banca IMI S.p.A. (“Banca IMI”), the SPVs’ lender, and began coordinating with Banca IMA on its remedial action plan.

On July 14, 2017, the Company notified Austep’s liquidator, in accordance with the Plant EBITDA Agreements, that because (i) Austep had neglected specified contractual obligations concerning maintenance of the SPV Facilities, which each SPV had notified Austep of on June 21, 2017, and (ii) Austep, without notice, abandoned the SPV Facilities, the Company had taken over direct management and supervision of the SPV Facilities to ensure their proper operation, safety and security. The Company reserved all rights to claim any and all damages arising as a consequence of Austep’s conduct, including costs incurred by the Company in its intervention. On the same date, the Company entered into a Biogas Plants’ Ordinary Management Proposal with Società Agricola Burnigaia Società Semplice d/b/a La Fenice (“La Fenice”), an Italian company experienced in the operation of biogas plants, pursuant to which La Fenice will immediately operate and supervise the SPV Facilities (the “Interim Operation Agreement”). The Interim Operation Agreement provides that we will pay La Fenice €10,000 per facility per month. The Interim Operation Agreement renews automatically each month, unless terminated by either party. The Company and La Fenice are operating pursuant to the Interim Operation Agreement, and are presently negotiating a definitive agreement. Pursuant to the Interim Operation Agreement, La Fenice personnel were on-site at the SPV Facilities on July 14, 2017 and began start-up of the engines at each facility.

On July 17, 2017, the Company received a copy of the decree issued by the Milan Court dated July 6, 2017, whereby the Milan Court approved Austep’s petition for a creditors’ settlement procedure and declared that Austep shall, by November 3, 2017, submit (i) the final debt restructuring plan and a request for certification of the restructuring agreement’s debts. The Milan Court appointed a judicial commissioner to supervise Austep’s activities through November 3, 2017 and report to the Court every fact constituting a breach of Austep’s obligations under the relevant provisions of the Italian Bankruptcy Law. In addition, the Milan Court declared that Austep shall not, without the Milan Court’s authorization, (i) perform any extraordinary operation, (ii) repay any receivable accrued before the opening of the judicial procedure, or (iii) suspend any pending agreement or enter into any new loan agreement.

On July 18, 2017, the SPVs delivered to Austep a notice of termination of the Plant EBITDA Agreements due to several breaches of Austep’s obligations, representations and warranties thereunder including without limitation those outlined in the notice provided to Austep’s liquidator on July 14, 2017. The Company further notified Austep that, as a consequence of early termination, (i) it is obligated to pay to a penalty of €85,000 to each SPV, and (ii) that Austep will be deemed liable to hold the SPVs harmless and indemnified for any direct and indirect losses (including loss of business), damages, costs of engaging replacement contractors and suppliers, costs relating to the supply of feedstock for years 2017 through 2018, insurance premium costs, costs incurred in connection with the financing facility agreement with Banca IMI, and any other expenses or other liabilities incurred or to be incurred by the SPVs as a consequence of or in connection with Austep’s breaches, actions and/or omissions under the Plant EBITDA Agreements. The notice was prepared in coordination with Banca IMI.

The Company intended for the Interim Operation Agreement to serve as a short-term solution to remediate any potential losses resulting from Austep’s breach of performance and its liquidation/restructuring. The Company is also currently negotiating with multiple prospective operators who can perform full-service operation, maintenance, and supervision of the SPV Facilities, and supply feedstock to the SPV Facilities, on equal or better terms than Austep under the now-terminated Plant EBITDA Agreements.

The Udine, Italy Acquisition

On June 29, 2017, the Company entered into a Share Purchase Agreement (the “Udine SPA”) with PRONTO VERDE A.G. (the “Seller”), relating to the purchase of one hundred percent (100%) of the share capital of FUTURIS PAPIA S.r.l., a limited liability company organized under the laws of Italy (the “Udine SPV”), which owns and operates a 0.995 Kw plant for the production of electricity from vegetal oil located in Udine, Italy. The closing in relation to the Udine SVP shall be on or before July 15, 2017. The agreed purchase price of the Udine SPV is two million three hundred fifty-eight thousand euros (€2,358) (approximately $2,673). The purchase price is subject to post-closing adjustments based on net financial position, net working capital, and certain net receivables to be calculated on the basis of the Udine SPV’s final closing audited financial statements. The purchase price will be paid to the Seller on or before closing, less (a) one million two hundred ninety thousand euros (€1,290) (approximately USD $1,462) to repay the balance of a mortgage loan on the Udine SPV; (b) a brokerage fee payable by the Seller in the amount of one hundred thousand euros (€100) (approximately USD $113); and (c) one hundred thousand euros (€100) (approximately USD $113) to be held in escrow. The balance thereafter payable, if any, to the Seller will be paid by September 30, 2017.

On July 31, 2017, The Company and its subsidiary entered into a Second and Third Amendment Agreement to Udine SPA with the Seller whereby the following amendments were made to the Udine SPA: (i) the Closing Date as defined in Udine SPA, was extended to September 4, 2017; (ii) in the event that the Company is unable to perform pursuant to the Udine SPA, it shall be required to pay a “Default Penalty” as defined in the Purchase Agreement, of €600 (approximately USD $713) to Seller and guarantee additional payment of €400 (approximately USD $475) by the Seller to a related third party ; (iii) in the event that the Company does not pay the “Advance Payment”, as defined in the Udine SPA, the Seller shall have the right to terminate the Udine SPA; and (iv) the Company shall pay to Seller, as an “Advance Payment amount equal to €1,200 (approximately USD $1,427), as more fully described in the Second Amendment. On August 4, 2017, the Company paid the Advance Payment in the amount of €1,200 (approximately USD $1,427) to the Seller.

The Cantu, Italy Acquisition

On June 29, 2017, the Company entered into a Share Purchase Agreement (the “Cantu SPA”) with the Seller, relating to the purchase of one hundred percent (100%) of the share capital of ENERGYECO S.r.l., a limited liability company organized under the laws of Italy (the “Cantu SPV”), which owns and operates a 0.990 Kw plant for the production of electricity from vegetal oil located in Cantù, Italy. The closing in relation to the Cantu SVP shall be on or before September 27, 2017 and is subject to specified conditions precedent including, but not limited to, consummation of an acquisition of all the minority share capital of the Cantu SPV by the Seller from the minority shareholders of the Cantu SPV, delivery of audited closing financial statements of the Cantu SPV by Seller, and receipt of consent from the lenders and confirmation to accept repayment of certain of Cantu SPV’s Loans. The agreed purchase price of the Cantu SPV is two million two hundred thousand euros (€2,200) (approximately USD $2,490). The purchase price is subject to post-closing adjustment based on net financial position, net working capital, and certain net receivables, to be calculated on the basis of the Cantu SPV’s final closing audited financial statements. The purchase price will be paid to the Seller at closing, less (a) an amount of one hundred fifty thousand euros (€150) (approximately USD $179) to be paid on or before July 13, 2017 and held in escrow until closing; (b) one million ten thousand two hundred and eighty euros (€1,010) (approximately USD $1,145) to repay the balance of two loans payable of the Cantu SPV; (c) a brokerage fee payable by the Seller in the amount of sixty thousand euros (€60) (approximately USD $68); and (d) one hundred thousand euros (€100) (approximately USD $113) to be held in escrow.

NOTE 1 – GENERAL

a.	General

Blue Sphere Corporation (the “Company”), together with its wholly-owned subsidiaries, Eastern Sphere Ltd. (“Eastern”), BinoSphere LLC (“Binosphere”), Bluesphere Pavia S.r.l (“Bluesphere Pavia”, formerly called Bluesphere Italy S.r.l.), Sustainable Energy Ltd. (“SEL”), and Blue Sphere Brabant B.V. (“BSB”), is focused on project integration in the clean energy production and waste to energy markets. The Company was incorporated in the state of Nevada on July 17, 2007 and was originally in the business of developing and promoting automotive internet sites. On February 17, 2010, the Company conducted a reverse merger, name change and forward split of its common stock, and in March 2010 current management took over operations, at which point the Company changed its business focus to become a project integrator in the clean energy production and waste to energy markets. On May 12, 2015, the Company formed Bluesphere Pavia, a subsidiary of Eastern, in order to acquire certain biogas plants located in Italy (see note 5 below). On September 19, 2016, the Company formed BSB in order to commence operations in the Netherlands. As of December 31, 2016, SEL had not commenced operations. On January 31, 2017, we dissolved Johnstonsphere LLC, which had no operations since inception.

b.	Going concern consideration

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As of December 31, 2016, the Company had approximately $416 thousand in cash, a negative working capital of approximately $9,669 thousand, a stockholders’ deficit of approximately $2,224 thousand and an accumulated deficit of approximately $46,493 thousand. Management anticipates their business will require substantial additional investments that have not yet been secured. The Company anticipates that the existing cash will not be sufficient to continue its operations through the next 12 months. Management is continuing in the process of fund raising in the private equity and capital markets as the Company will need to finance future activities and general and administrative expenses. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Company’s ability to continue as a going concern is dependent upon raising capital from financing transactions and revenue from operations.

These financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to obtain additional financing as may be required and ultimately to attain profitability.